Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsThe Company evaluated subsequent events through May 5, 2022, the date on which these financial statements were issued. The Company has concluded that no subsequent event has occurred that requires disclosure.